Stock-Based Compensation - Schedule of Stock Option Activity for Employee and Nonemployee Awards and Related Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Payment Arrangement [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance | shares	0
Number of Shares, Granted | shares	3,492,146
Exercised | shares	(1,408)
Cancelled | shares	(162,600)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance | shares	3,328,138
Outstanding and expected to vest | shares	29,578
Weighted- Average Exercise Price per Share, Granted | $ / shares	$ 5.49
Weighted- Average Exercise Price per Share, ending balance | $ / shares	5.57
Weighted- Average Exercise Price per Share, Vested and exercisable | $ / shares	$ 4.71
Weighted- Average Remaining Contractual Term	9 years 7 months 6 days
Weighted- Average Remaining Contractual Term Vested and exercisable	9 years 7 months 6 days
Weighted- Average Grant Date(Fair value), granted | $ / shares	$ 3.78
Weighted- Average Grant Date (Fair Value), ending balance | $ / shares	3.83
Weighted- Average Grant Date (Fair Value), vested and exercisable | $ / shares	$ 3.18
Aggregate Intrinsic Value , ending balance | $	$ 35,936
Aggregate Intrinsic Value, vested and exercisable | $	$ 346